Income Tax	12 Months Ended
Dec. 31, 2010
Income Tax
Income Tax
25.	Income Tax

The components of income tax expense for the years ended December 31, 2008, 2009 and 2010 were as follows:

	For the years ended December 31,
	2008	2009	2010
	( I n millions of Korean won )
National tax:
Current	513,390	175,628	187,277
Deferred	(61,888)	26,765	(255,379)
Tax expense(benefit) recognized under ASC 740	(38,914)	(13,771)	344,564

Total national income tax expense	412,588	188,622	276,462
Local tax:
Current	51,339	17,562	18,728
Deferred	(6,189)	2,677	(25,538)
Tax expense(benefit) recognized under ASC 740	(3,891)	(1,377)	34,456

Total local income tax expense	41,259	18,862	27,646

Total income tax expense	453,847	207,484	304,108

The preceding table does not reflect the tax effects of unrealized gains and losses on available-for-sale securities and foreign currency translation. The tax effects of these items are recorded directly in total equity.

Income tax on the operating profit differs from the theoretical amount that would arise at the statutory tax rate of the home country of the Company as follows:

	2008	2009	2010
	(In millions of Korean won)
Income from continuing operations for the years ended December 31,	1,786,785	926,053	(288,416)

Statutory tax rates	27.5%	24.2%	24.2%

Prima facie tax calculated at a statutory tax rate	491,366	224,105	(69,797)
Income not assessable for tax purposes	(138,343)	(59,999)	(35,290)
Expenses not deductible for tax purposes	168,944	35,184	68,468
Taxation on outside basis	27,372	3,045	18,050
Adjustment for overseas tax rates	24,925	(5,980)	(15,374)
Change in statutory tax rate	(53,524)	13,997	(28,209)
Increase in valuation allowance	(19,760)	6,484	(3,793)
Korean government tax assessment	(42,805)	(15,059)	379,020
Others	(4,328)	5,707	(8,967)

Income tax expense	453,847	207,484	304,108

Effective tax rate	25.4%	22.4%	(105.44)%

Pursuant to amendments to the Corporation Income Tax Law in 2008, the statutory tax rates changed from 14.3% for the first (Won)100 million and 27.5% for any excess amount in 2007 to 12.1% for the first (Won)200 million and 27.5% for any excess amount in 2008, 12.1% for the first (Won)200 million and 24.2% for the excess amount in 2009, and 11% for the first (Won)200 million and 22.0% for the excess amount in 2010 and thereafter.

Pursuant to amendments to the Corporation Income Tax Law in 2009, the statutory tax rates changed from 12.1% for the first (Won)200 million and 24.2% for the excess amount in 2009 to 11% for the first (Won)200 million and 24.2% for the excess amount in 2010 and 2011, and 11% for the first (Won)200 million and 22.0% for the excess amount in 2012 and thereafter.

As a result of the changes in statutory tax rates, income tax expense increased by (Won)13,997 million and deferred income tax liabilities related to temporary differences and other comprehensive income increased by (Won)6,201 million and (Won)7,796 million, respectively, in 2009.

The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets ("DTA") and deferred income tax liabilities ("DTL") as of December 31, 2009 and 2010 were as follows:

	2009	2010
	(In millions of Korean won)
Deferred income tax assets:
Allowance for loan losses	—	8,337
Other liabilities	197,615	292,309
Valuation of trading assets and investments	88,383	111,929
Premises and equipment	143,750	147,971
Long-term debt	1,369	16,503
Net operating loss	39,253	32,710

Total gross deferred income tax assets	470,370	609,759

Less: Valuation allowance	(84,746)	(80,954)

Deferred income tax assets	385,624	528,805

Deferred income tax liabilities:
Allowance for loan losses	242,141	—
Valuation of trading assets and available-for-sale securities	102,284	138,861
Accrued interest and dividend receivable	16,966	84,576
Other assets	43,964	24,863
Other temporary differences	52,322	87,751

Total gross deferred income tax liabilities	457,677	336,051

Net deferred income tax assets (liabilities), including other comprehensive income ("OCI") related DTA (DTL)	(72,053)	192,754

Less: Net OCI related DTA (DTL)	(84,443)	(137,187)

Net deferred income tax assets, excluding net OCI related DTA (DTL)	12,390	329,941

Deferred income tax assets are recognized only to the extent that realization of the related tax benefit is more likely than not. Management believes it is uncertain whether certain subsidiaries will generate sufficient profits to offset their tax losses in 2009 and 2010. Accordingly, a valuation allowance totaling (Won)84,746 million and (Won)80,954 million as of December 2009 and 2010, respectively, was recognized for deferred income tax assets related to net operating loss carryforwards ("NOLs") and temporary differences that may not be realized.

As of December 31, 2010, the Company, including its subsidiaries had (Won)148,485 million of NOLs. These losses are expected to expire in the periods from 2011 to 2019.

As the Company decided to adopt a 'Consolidated Tax return System' starting 2010, the tax expense or benefit is calculated including its wholly-owned subsidiaries. NOLs calculated before applying the consolidated tax return system can be deducted only from the relevant taxable income of the individual entity.

The beginning balance of unrecognized tax benefits reconciles to the balance as of December 31, 2009 and 2010 in the following table:

	2009	2010
	(In millions of Korean won)
Total unrecognized tax benefits at January 1	41,750	45,172
Amount of increase for current year's tax position	3,483	707
Gross amount of increases for prior years' tax position	—	268,616
Gross amount of decreases for prior years' tax position	(13)	(15,197)
Reductions due to lapse of statutes of limitation	(48)	(41)

Total unrecognized tax benefits at December 31	45,172	299,257

Any changes in the amounts of unrecognized tax benefits related to temporary differences would result in a reclassification to deferred tax liability, and any changes in the amounts of unrecognized tax benefits related to permanent differences would result in an adjustment to income tax expense and effective tax rate. As of December 31, 2009 and 2010, the unrecognized tax benefits included above which would, if recognized, affect the effective tax rate are (Won)31,836 million and (Won)299,257 million, respectively.

In accordance with ASC 740, the Company recorded (Won)575,057 million and (Won)27,310 million as of December 31, 2009 and 2010, respectively as "Other Assets" that the Company expects to receive through a court appeal according to the more-likely-than-not recognition criteria under the standard. (See Note 12).

The Company's continuing practice is to recognize interest and penalties, if any, related to income tax matters in income tax expense. Pursuant to the adoption of ASC 740, the Company recorded income tax benefits for penalties and interest previously paid to the Korean tax authorities that it expects to be refunded. The Company recorded income tax benefits for penalties of (Won)111,686 million and (Won)(126) million as of December 31, 2009 and 2010, respectively, and also recorded income tax benefits for interest of (Won)62,896 million and (Won)1,884 million as of December 31, 2009 and 2010, respectively.

The Company does not expect any changes in unrecognized tax benefits would have a material impact on income tax expense during the next 12 months.

In 2007, the National Tax Service completed their regular examination of the Company's income tax returns for the years 2002 through 2005, and as a result of the tax audit, the Company received (Won)189,509 million of tax assessments in May 2007 and received an additional tax assessment of (Won)292,337 million in July 2007. The Company paid the entire amount of such additional assessments in 2007, but filed an appeal with the National Tax Tribunal with respect to tax assessments made in 2007 amounting to (Won)481,846 million (including residence tax).

Before 2010, the Company's management had believed that the Company's tax deductions were appropriate and appealed the assessment to the National Tax Tribunal. However, most of these appeals were dismissed in March 2010, the Company derecognized the tax benefit of (Won)409,973 million and disclosed it as unrecognized tax benefits in 2010.

The Company filed an appeal with Seoul Administrative Court, which ruled in favor of the Company on April 1, 2011. On April 19, 2011, the National Tax Service of Korea appealed this case to the Seoul High Court, where it is currently pending.

The Company's major tax jurisdiction is the Republic of Korea, and as of December 31, 2010, all tax years subsequent to 2005 remain open to examination.